Note 20 - Restricted Net Assets (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 2,245,077	¥ 2,630,106